Subsequent events	12 Months Ended
Dec. 31, 2018
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Subsequent events

Note 37 – Subsequent events

SBIF resolution

On January 7, 2019, the Bank was informed by Resolution No 101 of January 4, 2019, that the SBIF imposed a penalty fee of MCh$5,985 on the Bank, on the grounds that it had exceeded the limit of credits to the same debtors to which the Bank was obligated to comply with according to articles 84 No. 1, 85 letter a) of the General Law of Banks and Chapter 12-3 of the Updated Compilation of Standards of the SBIF. The same resolution accepted the defenses used by the Bank with respect to the other two charges that were formulated in the same sanctioning administrative proceeding.

On January 14, 2019, the Bank’s Board of Directors, together with its legal advisors, analyzed the aforementioned Resolution, its rationale and implications, as well as the possible courses of action against it, and considered all the aspects involved, both legal and not legal. The Board of Directors agreed, unanimously, to reiterate its full conviction that the Bank acted in accordance with the Law in all the loans operations that were subject to charges, including the one for which the penalty fee was issued; and decided not file a claim against the Resolution. This decision was adopted in the best interest of the Bank and its shareholders, since it was considered that initiating an appeal process would involve various costs to the Bank, even though there are solid grounds to challenge the fine. Instead, the Board of Directors agreed to favor the ordinary course of operations of the Bank, concentrating the attention and resources of Management in the development of its business, and to avoid continuing with this process and its negative implications regarding the distraction of the managerial staff, communicational impact, and loss of focus in the relationship between the Bank and the authority. In accordance with the provisions of the aforementioned Resolution, the fine has been paid in full as of the date of issuance of these Consolidated Financial Statements.

The foregoing constitutes a subsequent event that results in adjustment to the Consolidated Financial Statements as of December 31, 2018 in accordance with IAS 10 “Events after the reporting period”, for which the effects have been duly incorporated into the present Consolidated Financial Statements.

Dissolution by absorption of CorpLegal S.A.

On January 8, 2019, the Bank requested authorization from the SBIF to proceed with the dissolution of its subsidiary CorpLegal S.A., which will occur as a consequence of the acquisition that Itaú Corpbanca will make of the stock that Itaú Corredores de Bolsa Limitada holds in CorpLegal S.A., both of which are subsidiaries of the Bank, and so all of its shares are held by a single shareholder.

By letter dated February 25, 2019, the SBIF authorized the dissolution of the company.

After that, in March 2019, the Board approved the dissolution of CorpLegal.

As of the date of these Consolidated Financial Statements, the purchase has not yet taken place, therefore the entity has not yet been dissolved.

Modification of the General Banking Law

On January 12, 2019, Law 21,130, Modernizing Banking Legislation, was issued in the Official Gazette. This law introduces modifications, among other regulatory bodies, to the General Banking Law, N°21,000 that created the Commission for the Financial Market, the Organic Law of the State Bank of Chile and the Tax Code.

One of the main changes introduced by this law, is the integration of the SBIF with the Commission for the Financial Market (CMF), new capital requirements in accordance with the international standards established by Basel III, as well as new limits for credit operations.

The new Law adopts the highest international standards in terms of banking regulation and supervision, strengthening international competitiveness and contributing to financial stability of Chile.

Lawsuit of Helm LLC against Itaú Corpbanca

In December 2016 Helm LLC (“Helm”) initiated an arbitration before the ICC International Court of Arbitration (the “ICC”) against Corp Group Holding Inversiones Ltda. (“Corp Group”) and Itaú Corpbanca (collectively, “Respondents”). Helm alleged that Respondents had breached (i) the Amended and Restated Shareholders Agreement of HB Acquisition S.A.S., dated as of July 31, 2013, which governs Itaú Corpbanca’s subsidiary Itaú Corpbanca Colombia, and (ii) the Transaction Agreement, dated January 29, 2014, as amended and restated, which governs the merger between Itaú Chile S.A. and Corpbanca, by which Itaú Corpbanca was formed, and the potential acquisition by Itaú Corpbanca of certain shares of Itaú Corpbanca Colombia from Corp Group. During the course of the proceedings, Helm demanded that Itaú Corpbanca and Corp Group effect the acquisition of its shares of Itaú Corpbanca Colombia at the price agreed with Corp Group in the Transaction Agreement, which (with interest at 9% per year running from January 29, 2014) would have totaled approximately $850 million.

On February 28, 2019, a three-member Tribunal of the ICC rejected Helm’s demand and ordered Helm to sell its shares of Itaú Corpbanca Colombia, which represent 19.44% of the equity of Itaú Corpbanca Colombia, to Respondents at approximately $299 million (which includes interest at LIBOR plus 2.7% per year running from April 1, 2016).

Itaú Corpbanca intends to purchase the shares from Helm. This price of $299 million implies a valuation multiple of 1.36 times book value of Itaú Corpbanca Colombia as of December 31, 2018, and is consistent with the valuations of Itaú Corpbanca Colombia in Itaú Corpbanca’s financial statements. The acquisition, when completed, will result in an estimated impact of 0.82% on Itaú Corpbanca’s Common Equity Tier 1 capital, on a fully loaded basis, under the Basel III standards (using exchange rates as of February 28, 2019).

In this context, on March 11, 2019 we have filed with regulators a request to be authorized to purchase those shares from Helm LLC corresponding to the 19.44% as indicated above and also from Kresge Stock Holding Company Inc (KSHC) for a 1.38% of the equity of Itaú Corpbanca Colombia, respectively, as part of the shareholders agreement in Colombia.

The Bank is currently in the process of seeking regulatory authorization to purchase those shares in Chile, Colombia and Brazil. The regulators’ approval in these three different jurisdictions is not perfunctory and accordingly, the acquisition of the non-controlling interest and corresponding obligation is to be reflected in the Consolidated Financial Statements once the approval process is completed. Consequently, as a result of these recent events, there are no effects to be recognized in these Consolidated Financial Statements.

Shareholders’ meeting

In the Annual Ordinary Shareholders’ Meeting held on March 19, 2019, Itaú Corpbanca’s shareholders agreed:

1. To renew in its entirety the bank’s board of directors. Consequently, the following persons were appointed, eleven as office-holders and two as alternates, respectively, as provided by Itaú Corpbanca’s by-laws:

Office-holders:	Andrés Bucher Cepeda
Jorge Andrés Saieh Guzmán	Gustavo Arriagada Morales
Ricardo Villela Marino	Pedro Samhan Escándar
Jorge Selume Zaror	Bernard Pasquier
Fernando Aguad Dagach	Fernando Concha Ureta
Caio Ibrahim David
Milton Maluhy Filho

Alternates:
Diego Fresco Gutiérrez	Jessica López Saffie

It is noted herein that the office-holders, Messrs. Gustavo Arriagada Morales, Pedro Samhan Escándar, Bernard Pasquier and Fernando Concha Ureta were appointed as independent directors, as set forth in article 50 Bis. of Law No. 18,046.

2. To distribute a dividend equivalent to 30% of net income for 2018, which represents an aggregate amount equal to MCh$51,614 payable to the shareholders of the Bank entitled to receive dividends in a proportion of 0.100728627 per share.

Other subsequent events

Between January 1 and April 8, 2019, the date of issuance of these consolidated financial statements, there have been no other events after the reporting period that could affect the presentation and results of the financial statements.

/s/ Jonathan Covarrubias Hernández	/s/ Manuel Olivares Rossetti
Chief Accounting Officer	Chief Executive Officer